SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of exploration and evaluation assets by location [Table Text Block]
EXPLORATION AND EVALUATION ASSETS	December 31, 2017	December 31, 2016
Asia Pacific	$-	$81,124
Sweden	437,755	437,755
Turkey	232,547	232,547
U.S.A	1,171,664	1,393,574
Total	$1,841,966	$2,145,000

Disclosure of property and equipment by location [Table Text Block]
PROPERTY AND EQUIPMENT	December 31, 2017	December 31, 2016
Asia Pacific	$-	$8,376
Haiti	-	-
Sweden	26,159	3,110
Turkey	-	1,091
U.S.A	424,119	459,127
Total	$450,278	$471,704